Fair value measurement - Valuation techniques and significant unobservable inputs (Details) - Financial liabilities carried at fair value - Level 3 - Warrants - Black- Scholes model	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Fair value measurement
Expected term	2 years 1 month 28 days	2 years 7 months 28 days
Risk free rate (as a percent)	2.24%	2.26%